Note 32 - Related Parties - Expenses Related to Management Members (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Short-term benefits (i)	[1]	R$ 26.0	R$ 31.2	R$ 24.1
Share-based payments (ii)	[2]	42.7	41.2	30.8
Total key management remuneration		R$ 68.7	R$ 72.4	R$ 54.9

[1]	These mainly correspond to management's salaries and profit sharing (including performance bonuses).
[2]	These correspond to the compensation cost of share options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.